Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

	Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time deposit	202,659	—	202,659	—
Short-term investment	100,722	—	100,722	—
Held-to-maturity security	6,751	—	—	6,751

Total	310,132	—	303,381	6,751

	Fair value measurements at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time deposit	372,150	—	372,150	—
Held-to-maturity security	6,943	—	—	6,943

Total	379,093	—	372,150	6,943